QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANIES

 811-22172
        Investment Company Act file number

     WORLD FUNDS TRUST
 (Exact name of registrant as specified in charter)

 8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
 (Address of principal executive offices) (Zip code)

The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
11300 Tomahawk Creek Parkway
Suite 310
Leawood, KS 66221
 (Name and address of agent for service)

 (804) 267-7400
 Registrant's telephone number, including area code:

Date of fiscal year end: 09/30

 Date of reporting period: 06/30/2012

ITEM 1. SCHEDULE OF INVESTMENTS

UNION STREET PARTNERS VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2012
(unaudited)
Number of Shares	Security Description	% of Net Assets	Fair Value

	COMMON STOCKS	82.84%

	AEROSPACE	5.16%
7,000	The Boeing Company		$ 520,100

	BANKS	8.48%
55,544	Bank of America Corp.		454,350
14,600	Citigroup Inc.		400,186
			854,536
	BEVERAGES	1.84%
1,800	Diageo PLC Spons ADR		185,526

	COMPUTERS	13.49%
11,500	EMC Corp.*		294,745
21,000	Hewlett-Packard Co.		422,310
11,600	Intel Corp.		309,140
10,900	Microsoft Corp.		333,431
			1,359,626
	DIVERSIFIED MANUFACTURING	7.93%
25,800	General Electric Co.		537,672
3,000	Philip Morris International		261,780
			799,452

	MEDICAL	7.57%
5,000	Johnson & Johnson		337,800
10,200	Merck & Co. Inc.		425,850
			763,650
	OIL	12.25%
9,210	BP plc Spons ADR		373,393
4,800	Exxon Mobil Corp.		410,736
10,050	Transocean Ltd.		449,536
			1,233,665
	RETAIL	7.65%
8,000	The Home Depot, Inc.		423,920
5,950	Target Corp.		346,231
			770,151
	TELECOMMUNICATIONS	10.37%
12,800	AT&T Inc.		456,448
100,000	Nokia Corp. Spons ADR		207,000
8,600	Verizon Communications Inc.		382,184
			1,045,632
	TRANSPORTATION	8.10%
4,000	FedEX Corp.		366,440
47,000	Ford Motor Co.		450,730
			817,170

	TOTAL COMMON STOCKS	82.84%	8,349,508

	EXCHANGE-TRADED FUNDS	5.00%

	HOME CONSTRUCTION	5.00%
30,000	iSHARES Dow Jones US Home Construction Index Fund		504,000

	TOTAL EXCHANGE-TRADED FUNDS		504,000

	CASH & CASH EQUIVALENTS	12.16%
1,226,171	Fidelity Institutional Money Market Fund 0.12%**		1,226,171

	TOTAL INVESTMENTS:	100.00%	$ 10,079,679

FAS 157 Footnote Disclosure:

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the fund's own assumptions in determining includes significant unobservable inputs (including the Fund’s own assumptions in fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012:

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Common Stocks	$ 8,349,508	-	-	$ 8,349,508
Exchange-Traded Funds	504,000	-	-	504,000
Investment Companies	1,226,171	-	-	1,226,171
	$ 10,079,679	-	-	$ 10,079,679

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:  Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

 (Registrant) World Funds Trust

 By: /s/ John Pasco, III

 John Pasco, III Principal Executive Officer

 Date: August 20, 2012

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

 By: /s/ John Pasco, III

 John Pasco, III Principal Executive Officer

 Date: August 20, 2012

 By: /s/ Karen Shupe

 Karen Shupe Principal Financial Officer

 Date: August 20, 2012